UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund: BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 98.0%
Corporate — 0.3%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$975	$1,076,088
County/City/Special District/School District — 32.6%
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.63%, 11/01/34	5,000	5,589,750
Campbell Union High School District, GO, Election of 2006, Series C, 5.75%, 8/01/40	4,000	4,422,040
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,002,600
City of San Jose California, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,520	1,635,976
6.50%, 5/01/42	1,860	1,990,535
El Dorado Union High School District, GO, Election of 2008, 5.00%, 8/01/35	5,000	5,400,300
El Monte Union High School District California, GO, Election of 2002, Series C (AGM), 5.25%, 6/01/32	10,120	10,833,359
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,000	2,255,660
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	5,000	5,468,900
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E:
5.75%, 9/01/34	1,000	1,063,360
6.00%, 9/01/34	2,370	2,558,510
Los Rios Community College District, GO, Election of 2002, Series D, 5.38%, 8/01/34	4,000	4,302,440
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	4,000	4,401,800
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	7,135	7,605,268
Pico Rivera Public Financing Authority, RB:
5.50%, 9/01/31	1,500	1,571,775
5.75%, 9/01/39	6,025	6,314,441

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	$5,100	$5,457,714
Santa Ana Unified School District, GO, Election of 2008, Series A, 5.13%, 8/01/33	5,995	6,246,011
Santa Clara County Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	15,860	16,627,782
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A:
6.63%, 9/01/29	1,000	1,106,220
7.00%, 9/01/36	600	670,752
State of California, GO, Various Purpose, 6.00%, 11/01/39	4,635	5,160,331
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	1,250	1,437,887
		104,123,411
Education — 1.3%
California Educational Facilities Authority, RB, Pitzer College, 6.00%, 4/01/40	2,500	2,721,850
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/36	1,275	1,415,505
		4,137,355
Health — 20.0%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	2,000	2,070,680
Series A, 6.00%, 8/01/30	2,250	2,438,010
California Health Facilities Financing Authority, RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	10,000	10,701,800
Children’s Hospital, Series A, 5.25%, 11/01/41 (a)	5,000	4,911,050
Providence Health, 6.50%, 10/01/38	3,625	4,090,668

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.50%, 7/01/29	$2,100	$2,190,468
Sutter Health, Series A, 5.00%, 11/15/42	5,225	5,119,978
Sutter Health, Series B, 6.00%, 8/15/42	7,530	8,210,561
California Statewide Communities Development Authority, RB:
Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	3,270	3,411,002
Sutter Health, Series A, 6.00%, 8/15/42	7,995	8,717,588
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series D, 5.50%, 7/01/31	4,650	4,802,520
Senior Living, Southern California, 6.25%, 11/15/19	500	534,415
Senior Living, Southern California, 6.63%, 11/15/24	650	703,820
Senior Living, Southern California, 7.00%, 11/15/29	500	541,100
Senior Living, Southern California, 7.25%, 11/15/41	1,250	1,346,813
Trinity Health, 5.00%, 12/01/41	4,000	3,975,200
		63,765,673
Housing — 1.1%
California Rural Home Mortgage Finance Authority, RB, AMT:
Mortgage-Backed Securities Program, Series B (Ginnie Mae), 6.15%, 6/01/20	10	10,521
Sub-Series FH-1, 5.50%, 8/01/47	300	138,876
Santa Clara County Housing Authority California, RB, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 8/01/41	3,500	3,503,360
		3,652,757
State — 5.4%
California State Public Works Board, RB:
Department of Developmental Services, Porterville, Series C, 6.25%, 4/01/34	1,215	1,316,695
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,023,600
Trustees of the California State University, Series D, 6.00%, 4/01/27	215	234,148

Municipal Bonds	Par (000)	Value
California (continued)
State (concluded)
California State Public Works Board, RB (concluded):
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	$4,400	$4,835,996
		17,410,439
Transportation — 7.7%
City of San Jose California, RB, Series A-1, AMT:
(AGM), 5.50%, 3/01/30	1,000	1,021,140
(AGM), 5.75%, 3/01/34	1,000	1,043,940
6.25%, 3/01/34	1,400	1,512,868
County of Orange California, RB, Series B, 5.75%, 7/01/34	3,000	3,255,750
County of Sacramento California, RB:
Senior Series B, 5.75%, 7/01/39	900	952,956
Subordinate, PFC/Grant, Series D, 6.00%, 7/01/35	3,000	3,224,310
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	5,065	5,632,584
San Francisco Port Commission California, RB, Series A, 5.13%, 3/01/40	5,000	5,141,350
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,400	2,740,536
		24,525,434
Utilities — 29.6%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 1/01/34	4,000	4,414,720
City of Los Angeles California, Refunding RB, Sub-Series A, 5.00%, 6/01/32	3,000	3,209,280
City of Petaluma California, Refunding RB, 6.00%, 5/01/36	2,645	3,005,937
Cucamonga Valley Water District, Refunding RB, Water Revenue, Series A (AGM), 5.25%, 9/01/31	5,000	5,423,250
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,420	2,672,720
Eastern Municipal Water District California, COP, Series H, 5.00%, 7/01/35	8,400	8,687,952
Los Angeles Department of Water & Power, RB, System, Series A:
5.25%, 7/01/39	4,000	4,357,880
5.00%, 7/01/41	7,500	7,882,200
Metropolitan Water District of Southern California, Refunding RB, Series C, 5.00%, 10/01/27	10,000	11,967,600

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
Oxnard Financing Authority, RB, Redwood Trunk Sewer & Headworks, Series A (FGIC), 5.25%, 6/01/34	$4,205	$4,351,923
Sacramento Municipal Utility District, RB, Cosumnes Project (NPFGC), 5.13%, 7/01/29	18,500	18,655,215
Sacramento Regional County Sanitation District, Refunding RB, County Sanitation District 1 (NPFGC), 5.00%, 8/01/35	4,260	4,402,241
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.38%, 5/15/34	3,910	4,193,749
San Francisco City & County Public Utilities Commission, RB:
Hetch Hetchy, Sub-Series B, 5.00%, 11/01/36	1,495	1,578,092
Local Water Main, Sub-Series C, 5.00%, 11/01/35	1,570	1,661,186
Local Water Main, Sub-Series C, 5.00%, 11/01/36	650	686,127
Local Water Main, Sub-Series C, 5.00%, 11/01/41	4,575	4,810,292
Series A, 5.13%, 11/01/39	2,295	2,422,671
		94,383,035
Total Municipal Bonds – 98.0%		313,074,192

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
California — 67.2%
Corporate — 8.5%
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	6,000	6,329,040
University of California, RB:
Limited Project, Series B (AGM), 5.00%, 5/15/33	8,488	8,689,188
Series L, 5.00%, 5/15/40	11,597	11,964,316
		26,982,544
County/City/Special District/School District — 30.3%
City of Los Angeles California, Refunding RB, Series A, 5.00%, 6/01/39	9,870	10,391,037
Contra Costa Community College District California, GO, Election of 2002 (AGM), 5.00%, 8/01/30	10,215	10,459,017
Fremont Unified School District Alameda County California, GO, Election of 2002, Series B (AGM), 5.00%, 8/01/30	4,003	4,121,265

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
California (concluded)
County/City/Special District/School District (concluded)
Los Angeles Community College District California, GO:
Election of 2001, Series E-1, 5.00%, 8/01/33	$14,850	$15,657,098
Election of 2003, Series E (AGM), 5.00%, 8/01/31	10,002	10,429,829
Election of 2008, Series C, 5.25%, 8/01/39	9,680	10,587,790
Series A, 6.00%, 8/01/33	3,828	4,364,023
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	9,348	9,505,360
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	7,732	8,424,264
San Francisco Bay Area Transit Financing Authority, Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	5,439	5,633,329
Sonoma County Junior College District, GO, Refunding, Election of 2002, Series B (AGM), 5.00%, 8/01/28	6,875	7,300,663
		96,873,675
Education — 9.1%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	13,845	14,959,384
Peralta Community College District, GO, Election of 2000, Series D (AGM), 5.00%, 8/01/30	1,995	2,044,835
University of California, RB:
Series L, 5.00%, 5/15/36	8,500	8,786,110
Series O, 5.75%, 5/15/34	2,805	3,139,132
		28,929,461
Utilities — 19.3%
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	4,748	4,933,041
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,098	15,631,165
System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,250	7,480,695
Metropolitan Water District of Southern California, RB:
Series A, 5.00%, 7/01/37	20,000	21,066,200
Series C, 5.00%, 7/01/35	7,145	7,455,273
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/31	5,010	5,158,947
		61,725,321
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 67.2%		214,511,001
Total Long-Term Investments (Cost – $508,201,216) – 165.2%		527,585,193

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2011	3

Schedule of Investments (concluded)	BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BIF California Municipal Money Fund, 0.00% (c)(d)	5,429,818	$5,429,818
Total Short-Term Securities (Cost – $5,429,818) – 1.7%		5,429,818
Total Investments (Cost - $513,631,034*) – 166.9%		533,015,011
Other Assets Less Liabilities – 0.4%		1,181,522
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (34.1)%		(108,936,456)
VRDP Shares, at Liquidation Value – (33.2)%		(105,900,002)
Net Assets Applicable to Common Shares – 100.0%		$319,360,075

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$404,566,836
Gross unrealized appreciation	$20,312,689
Gross unrealized depreciation	(742,017)
Net unrealized appreciation	$19,570,672

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley Co.	$4,911,050	$21,900

(b)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income

BIF California Municipal Money Fund	5,041,430	388,388	5,429,818	$—

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$527,585,193	—	$527,585,193
Short-Term Securities	$5,429,818	—	—	5,429,818
Total	$5,429,818	$527,585,193	—	$533,015,011

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2011	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 21, 2011